Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent events

Note 21 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2022 up through the date the Company issued these unaudited interim condensed consolidated financial statements.

On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively.